Pioneer ILS Interval Fund
Schedule of Investments | July 31, 2025

Ticker Symbol: XILSX

Schedule of Investments  |  7/31/25
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 99.8% of Net Assets#
	Event Linked Bonds — 21.8%
	Earthquake – Canada — 0.2%
1,000,000(a)	Ursa Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 2/22/28 (144A)	$ 1,007,800
	Earthquakes – California — 0.7%
2,750,000(a)	Torrey Pines Re, 8.83%, (1 Month U.S. Treasury Bill + 450 bps), 6/7/28 (144A)	$ 2,764,300
2,250,000(a)	Torrey Pines Re, 10.83%, (1 Month U.S. Treasury Bill + 650 bps), 6/7/28 (144A)	2,266,650
		$5,030,950

	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 9.123%, (SOFR + 479 bps), 3/31/26 (144A)	$ 758,625
	Earthquakes – Mexico — 0.2%
1,000,000(a)	International Bank for Reconstruction & Development, 8.554%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,027,400
500,000(a)	International Bank for Reconstruction & Development, 15.553%, (SOFR + 1,122 bps), 4/24/28 (144A)	508,950
		$1,536,350

	Earthquakes – U.S. — 0.2%
1,500,000(a)	Veraison Re, 9.068%, (3 Month U.S. Treasury Bill + 474 bps), 3/8/27 (144A)	$ 1,528,350
	Flood – U.S. — 2.7%
12,900,000(a)	FloodSmart Re, 18.69%, (3 Month U.S. Treasury Bill + 1,436 bps), 3/12/27 (144A)	$ 13,342,470
2,450,000(a)	FloodSmart Re, 21.48%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	2,540,650
2,500,000(a)	FloodSmart Re, 21.96%, (3 Month U.S. Treasury Bill + 1,763 bps), 3/12/27 (144A)	2,373,750
750,000(a)	FloodSmart Re, 26.73%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	532,125
		$18,788,995

	Multiperil – Puerto Rico — 0.0%†
250,000(a)	Puerto Rico Parametric Re, 13.33%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 252,825
1Pioneer ILS Interval Fund | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — 3.4%
1,000,000(a)	Atela Re, Ltd., 18.58%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	$ 1,061,700
500,000(a)	Finca Re, 9.58%, (3 Month U.S. Treasury Bill + 525 bps), 6/7/28 (144A)	508,250
750,000(a)	Four Lakes Re, 13.25%, (3 Month U.S. Treasury Bill + 892 bps), 1/7/27 (144A)	754,650
2,500,000(a)	Herbie Re, 11.06%, (3 Month U.S. Treasury Bill + 690 bps), 1/7/28 (144A)	2,454,500
1,500,000(a)	Herbie Re, 14.23%, (3 Month U.S. Treasury Bill + 990 bps), 1/7/28 (144A)	1,481,850
500,000(a)	Herbie Re, 15.08%, (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/29 (144A)	515,500
1,000,000(a)	Herbie Re, 27.33%, (3 Month U.S. Treasury Bill + 2,300 bps), 1/8/27 (144A)	936,600
350,000(a)	Hypatia Re, 14.827%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	365,330
2,000,000(a)	Merna Re Companywide, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 7/7/28 (144A)	2,055,400
1,000,000(a)	Merna Re Enterprise, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	1,001,100
1,500,000(a)	Merna Re II, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,543,050
1,000,000(a)	Merna Re II, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,017,700
3,000,000(a)	Merna Re II, 12.83%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	3,009,000
2,500,000(a)	Mystic Re, 16.33%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	2,613,750
250,000(a)	Sanders Re, 8.16%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	247,225
1,250,000(a)	Sanders Re, 9.41%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	1,255,750
1,975,000(a)	Sanders Re, 10.08%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	2,045,310
250,000(a)	Sanders Re III, 9.877%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	254,400
		$23,121,065

	Multiperil – U.S. & Canada — 3.0%
1,000,000(a)	3264 Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/28 (144A)	$ 1,028,000
2,000,000(a)	Bridge Street Re, 8.16%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	2,015,000
Pioneer ILS Interval Fund | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Easton Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	$ 1,018,600
2,750,000(a)	Galileo Re, 11.327%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	2,856,975
1,500,000(a)	Kilimanjaro II Re, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	1,582,050
250,000(a)	Matterhorn Re, 10.098%, (SOFR + 575 bps), 12/8/25 (144A)	242,550
2,000,000(a)	Mona Lisa Re, 16.83%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	2,034,000
5,000,000(a)	Northshore Re II, 9.337%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/28 (144A)	5,005,000
3,000,000(a)	Ocelot Re, 8.83%, (3 Month U.S. Treasury Bill + 450 bps), 2/26/29 (144A)	3,021,300
2,000,000(a)	Ramble Re, 10.58%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	2,002,200
		$20,805,675

	Multiperil – U.S. Regional — 0.3%
2,345,320(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	$ 2,088,977
	Multiperil – Worldwide — 0.4%
2,000,000(a)	Kendall Re, 10.58%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	$ 2,100,000
750,000(a)	Kendall Re, 11.886%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	774,675
		$2,874,675

	Windstorm – Florida — 3.7%
1,000,000(a)	Armor Re, 14.537%, (3 Month U.S. Treasury Bill + 1,020 bps), 5/7/27 (144A)	$ 1,054,100
3,000,000(a)	First Coast Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 3/10/28 (144A)	2,984,400
1,500,000(a)	Hestia Re, 11.08%, (T-BILL + 675 bps), 3/13/28 (144A)	1,478,400
2,000,000(a)	Hestia Re, 12.58%, (1 Month U.S. Treasury Bill + 825 bps), 3/13/28 (144A)	1,997,400
1,000,000(a)	Integrity Re, 12.33%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/27 (144A)	1,000,700
1,000,000(a)	Integrity Re, 12.33%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	1,003,100
1,000,000(a)	Integrity Re, 14.08%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/27 (144A)	1,001,200
3Pioneer ILS Interval Fund | 7/31/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
500,000(a)	Integrity Re, 14.08%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	$ 501,750
2,250,000(a)	Integrity Re, 16.58%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	2,257,200
1,000,000(a)	Integrity Re, 17.659%, (1 Month U.S. Treasury Bill + 1,332 bps), 6/6/26 (144A)	1,008,800
1,000,000(a)	Integrity Re, 27.126%, (1 Month U.S. Treasury Bill + 2,280 bps), 6/6/26 (144A)	984,000
1,250,000(a)	Integrity Re, 29.83%, (1 Month U.S. Treasury Bill + 2,550 bps), 6/6/27 (144A)	1,247,250
1,000,000(a)	Marlon Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	1,044,800
500,000(a)	Merna Re II, 13.08%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	511,200
2,500,000(a)	Palm Re, 13.83%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	2,551,500
3,000,000(a)	Purple Re, 11.58%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/28 (144A)	3,081,600
2,000,000(a)	Purple Re, 12.08%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	2,011,600
		$25,719,000

	Windstorm – Louisiana — 0.2%
1,000,000(a)	Bayou Re, 23.374%, (1 Month U.S. Treasury Bill + 1,904 bps), 5/26/26 (144A)	$ 1,028,200
	Windstorm – Mexico — 0.3%
2,000,000(a)	International Bank for Reconstruction & Development, 18.048%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 2,045,000
	Windstorm - New York — 0.6%
4,250,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 4,240,650
	Windstorm – North Carolina — 0.9%
5,800,000(a)	Cape Lookout Re, 11.23%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	$ 5,965,300
	Windstorm – Texas — 1.7%
2,000,000(a)	Alamo Re, 12.764%, (1 Month U.S. Treasury Bill + 843 bps), 6/7/27 (144A)	$ 2,083,800
3,000,000(a)	Alamo Re, 16.21%, (1 Month U.S. Treasury Bill + 1,188 bps), 6/7/26 (144A)	3,105,300
1,500,000(a)	Bluebonnet Re, 12.83%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/28 (144A)	1,547,550
Pioneer ILS Interval Fund | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Texas — (continued)
2,000,000(a)	Bluebonnet Re, 16.08%, (1 Month U.S. Treasury Bill + 1,175 bps), 6/7/28 (144A)	$ 2,068,600
1,500,000(a)	Bluebonnet Re, 16.33%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/7/27 (144A)	1,542,450
1,000,000(a)	Merna Re II, 13.08%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/28 (144A)	1,001,600
		$11,349,300

	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 22.33%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 520,200
	Windstorm – U.S. Multistate — 2.0%
3,000,000(a)	Chartwell Re, 10.33%, (3 Month U.S. Treasury Bill + 600 bps), 6/7/28 (144A)	$ 3,069,300
2,000,000(a)	Chartwell Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/28 (144A)	1,999,000
750,000(a)	Chartwell Re, 13.58%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/28 (144A)	748,650
4,000,000(a)	Citrus Re, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	3,941,600
1,750,000(a)	Gateway Re, 4.19%, (3 Month U.S. Treasury Bill + 0 bps), 12/22/25 (144A)	1,676,500
1,250,000(a)	Gateway Re, 10.237%, (1 Month U.S. Treasury Bill + 590 bps), 7/8/27 (144A)	1,263,250
1,000,000(a)	Gateway Re, 15.07%, (3 Month U.S. Treasury Bill + 1,088 bps), 7/8/26 (144A)	991,300
		$13,689,600

	Windstorm – U.S. Regional — 0.6%
1,000,000(a)	Citrus Re, 13.04%, (3 Month U.S. Treasury Bill + 871 bps), 6/7/26 (144A)	$ 1,032,100
1,250,000(a)	Citrus Re, 13.52%, (3 Month U.S. Treasury Bill + 919 bps), 6/7/27 (144A)	1,273,625
1,750,000(a)	Citrus Re, 14.77%, (3 Month U.S. Treasury Bill + 1,044 bps), 6/7/27 (144A)	1,821,750
		$4,127,475

	Winterstorm – Florida — 0.5%
3,500,000(a)	Lightning Re, 15.33%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 3,573,150
	Total Event Linked Bonds	$150,052,162

5Pioneer ILS Interval Fund | 7/31/25

Face Amount USD ($)		Value
	Collateralized Reinsurance — 22.5%
	Multiperil – Massachusetts — 0.1%
750,000(b)(c)+	Portsalon Re 2022, 5/31/28	$ 673,950
	Multiperil – U.S. — 7.9%
13,944,962(c)+	Ballybunion Re 2022, 12/31/27	$ —
46,241,115(b)(c)+	PI0047 2024-1, 12/31/29	50,125,852
3,825,988(b)(c)+	PI0047 Re 2025, 6/30/31	3,861,650
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/26	443,371
		$54,430,873

	Multiperil – U.S. & Canada — 1.3%
1,364,000(b)(c)+	Falkirk Re 2025 , 3/31/31	$ 1,304,812
8,750,000(b)(c)+	Merion Re 2025-2 , 12/31/30	7,657,759
		$8,962,571

	Multiperil – Worldwide — 12.9%
8,750,000(b)(c)+	Amarnath Re 2025, 12/31/30	$ 8,404,355
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/26	—
12,500,000(b)(c)+	Cheltenham-PI0051 Re 2025, 5/31/29	10,495,009
4,000,000(b)(c)+	Dartmouth Re, 12/31/27	3,437,744
7,900,000(c)+	Dartmouth Re 2021, 12/31/25	—
8,750,000(b)(c)+	Epsom Re 2025, 12/31/30	8,355,003
14,250,000(b)(c)+	Gamboge Re, 3/31/30	7,142,997
16,250,000(b)(c)+	Gamboge Re 2025, 3/31/31	14,825,713
6,150,000(b)(c)+	Kingston Heath Re 2025, 12/31/30	5,549,190
5,273,540(b)(c)+	Lindrick Re 2018, 6/16/26	—
12,650,000(b)(c)+	Merion Re 2025-1, 12/31/30	11,799,257
13,750,000(b)(c)+	Old Head Re 2025, 12/31/30	12,098,985
2,767,000(b)(c)+	Phoenix 3 Re, 1/4/39	3,115,642
2,500,000(b)(c)+	Pine Valley Re 2025, 12/31/29	2,357,150
5,150,000(b)(c)+	Portsalon Re 2021, 6/30/26	193,780
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/26	11,084
5,250,000(b)(c)+	Walton Health Re 2022, 12/15/27	721,350
		$88,507,259

	Winterstorm – Florida — 0.3%
2,465,000(b)(c)+	Mangrove Risk Solutions, 5/31/30	$ 2,309,951
	Total Collateralized Reinsurance	$154,884,604

	Reinsurance Sidecars — 55.5%
	Multiperil – U.S. — 3.3%
24,301,637(b)(c)+	Carnoustie Re 2025, 12/31/30	$ 22,327,650
33,700,000(b)(d)+	Harambee Re 2018, 12/31/25	33,700
Pioneer ILS Interval Fund | 7/31/256

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
27,831,163(b)(d)+	Harambee Re 2019, 12/31/25	$ —
27,000,000(b)(d)+	Harambee Re 2020, 12/31/25	—
		$22,361,350

	Multiperil – U.S. Regional — 0.0%
5,110,275(b)(c)+	Brotherhood Re, 1/31/26	$ —
	Multiperil – Worldwide — 52.2%
2,000,000(b)(d)+	Alturas Re 2020-3, 9/30/25	$ —
7,273,599(b)(d)+	Alturas Re 2021-3, 7/31/26	326,585
7,796,973(d)+	Alturas Re 2022-2, 12/31/27	380,492
9,295,000(b)(c)+	Banbury-PI0050 Re 2024, 3/31/30	9,743,521
29,560,000(b)(c)+	Bantry Re 2025, 12/31/30	28,220,932
35,960,000(b)(c)+	Bantry Re 2025, 6/30/31	36,887,768
51,030,677(b)(c)+	Berwick Re 2020-1, 12/31/25	—
40,774,052(b)(c)+	Berwick Re 2025, 12/31/30	39,241,812
6,545,000(b)(c)+	Clearwater Re 2025, 12/31/30	6,667,985
16,161,620(b)(c)+	Clearwater Re 2025, 3/31/31	17,009,916
3,340,000(b)(c)+	Eden Re II, 3/20/26 (144A)	164,020
125,000(c)+	Eden Re II, 3/19/27 (144A)	468,064
123,000(c)+	Eden Re II, 3/17/28 (144A)	898,376
12,100,000(b)(c)+	Eden Re II, 3/19/30 (144A)	11,971,740
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/25	2,297
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	2,632,327
50,310,000(b)(c)+	Gullane Re 2025, 12/31/30	40,427,931
13,577,448(b)(d)+	Lorenz Re 2019, 6/30/26	97,758
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	24,373,493
20,650,000(b)(c)+	Pangaea Re 2024-3, 7/1/28	22,431,807
23,150,000(b)(c)+	Pangaea Re 2025-1, 12/31/30	20,839,350
1,312,189(b)(c)+	Pangaea Re 2025-3 , 7/1/31	1,338,433
15,230,672(b)(c)+	Rosapenna Re 2025 , 6/30/31	15,699,511
20,646(b)(c)+	Sector Re V, 12/1/28 (144A)	433,406
10,710(b)(c)+	Sector Re V, 12/1/28 (144A)	224,827
24,000,000(b)(c)+	Sector Re V, 12/1/29 (144A)	26,259,884
20,750,000(c)+	Sussex Re 2022, 12/31/27	—
19,180,000(b)(d)+	Thopas Re 2020, 12/31/25	—
40,000,000(d)+	Thopas Re 2021, 12/31/25	396,000
43,771,241(d)+	Thopas Re 2022, 12/31/27	—
45,672,917(d)+	Thopas Re 2023, 12/31/28	452,162
45,672,917(d)+	Thopas Re 2024, 12/31/29	347,114
48,350,000(b)(d)+	Thopas Re 2025, 12/31/30	47,257,290
28,214,522(d)+	Torricelli Re 2021, 7/31/26	45,143
26,000,000(d)+	Torricelli Re 2022, 6/30/28	—
7Pioneer ILS Interval Fund | 7/31/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
27,000,000(d)+	Torricelli Re 2023, 6/30/29	$ 280,800
32,500,000(d)+	Torricelli Re 2024, 6/30/30	1,995,825
27,500,000(b)(d)+	Viribus Re 2018, 12/31/25	—
11,676,844(b)(d)+	Viribus Re 2019, 12/31/25	—
17,333,977(b)(d)+	Viribus Re 2020, 12/31/25	539,087
18,736,586(b)(d)+	Viribus Re 2022, 12/31/27	123,661
23,750,000(d)+	Viribus Re 2023, 12/31/28	539,125
3,958,334(d)+	Viribus Re 2024, 12/31/29	819,375
		$359,537,817

	Total Reinsurance Sidecars	$381,899,167

	Total Insurance-Linked Securities (Cost $663,768,516)	$686,835,933

Shares
	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
1,716,975(e)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 1,716,975
		$1,716,975

	TOTAL SHORT TERM INVESTMENTS (Cost $1,716,975)	$1,716,975

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $665,485,491)	$688,552,908
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(96,485)
	net assets — 100.0%	$688,456,423

bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $190,472,479, or 27.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	Non-income producing security.
(c)	Issued as participation notes.
Pioneer ILS Interval Fund | 7/31/258

Schedule of Investments  |  7/31/25
(unaudited) (continued)
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$500,000	$520,200
3264 Re	5/19/2025	1,000,000	1,028,000
Alamo Re	4/4/2024	2,000,000	2,083,800
Alamo Re	4/4/2024	3,000,000	3,105,300
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	7/1/2021	697,778	326,585
Alturas Re 2022-2	1/18/2022	—	380,492
Amarnath Re 2025	3/11/2025	7,506,042	8,404,355
Armor Re	4/11/2024	1,000,000	1,054,100
Atela Re, Ltd.	4/29/2024	1,000,000	1,061,700
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	8,566,704	9,743,521
Bantry Re 2025	1/15/2025	26,871,655	28,220,932
Bantry Re 2025	7/23/2025	35,960,000	36,887,768
Bayou Re	2/5/2024	1,019,601	1,028,200
Berwick Re 2020-1	9/18/2020	—	—
Berwick Re 2025	1/15/2025	37,114,145	39,241,812
Bluebonnet Re	5/8/2025	1,500,000	1,547,550
Bluebonnet Re	5/8/2025	2,000,000	2,068,600
Bluebonnet Re	5/8/2025	1,500,000	1,542,450
Bridge Street Re	12/24/2024	2,000,000	2,015,000
Brotherhood Re	1/22/2018	773,987	—
Cape Lookout Re	2/27/2025	5,800,000	5,965,300
Carnoustie Re 2025	1/14/2025	22,076,576	22,327,650
Cerulean Re 2018-B1	9/10/2018	2,224,560	—
Chartwell Re	5/2/2025	3,000,000	3,069,300
Chartwell Re	5/2/2025	2,000,000	1,999,000
Chartwell Re	5/2/2025	750,000	748,650
Cheltenham-PI0051 Re 2025	6/11/2025	10,026,875	10,495,009
Citrus Re	4/27/2023	1,000,000	1,032,100
Citrus Re	3/19/2024	1,250,000	1,273,625
Citrus Re	3/19/2024	1,750,000	1,821,750
Citrus Re	3/5/2025	4,000,000	3,941,600
Clearwater Re 2025	1/15/2025	6,545,000	6,667,985
Clearwater Re 2025	7/23/2025	16,161,620	17,009,916
Dartmouth Re	5/8/2025	3,124,000	3,437,744
Dartmouth Re 2021	1/19/2021	—	—
Easton Re	5/16/2024	991,430	1,018,600
Eden Re II	1/21/2022	65,490	164,020
Eden Re II	1/17/2023	—	468,064
Eden Re II	1/10/2024	—	898,376
Eden Re II	12/27/2024	12,100,000	11,971,740
Epsom Re 2025	4/16/2025	7,201,250	8,355,003
9Pioneer ILS Interval Fund | 7/31/25

Restricted Securities	Acquisition date	Cost	Value
Falkirk Re 2025	6/26/2025	$1,275,239	$1,304,812
Finca Re	6/4/2025	500,000	508,250
First Coast Re	2/21/2025	3,000,000	2,984,400
FloodSmart Re	2/23/2023	2,450,000	2,540,650
FloodSmart Re	2/23/2023	750,000	532,125
FloodSmart Re	2/29/2024	12,900,000	13,342,470
FloodSmart Re	2/29/2024	2,500,000	2,373,750
Four Lakes Re	2/2/2024	750,395	754,650
Galileo Re	5/2/2024	2,745,547	2,856,975
Gamboge Re	5/9/2024	4,611,773	7,142,997
Gamboge Re 2025	4/23/2025	14,088,335	14,825,713
Gateway Re	7/14/2023	1,000,000	991,300
Gateway Re	3/11/2024	1,250,000	1,263,250
Gateway Re	2/12/2025	1,696,687	1,676,500
Gleneagles Re 2021	1/13/2021	420,351	2,297
Gleneagles Re 2022	1/18/2022	7,329,006	2,632,327
Gullane Re 2025	1/15/2025	36,869,954	40,427,931
Harambee Re 2018	12/19/2017	585,485	33,700
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	2/15/2024	2,500,000	2,454,500
Herbie Re	2/15/2024	1,500,000	1,481,850
Herbie Re	12/17/2024	500,000	515,500
Herbie Re	12/17/2024	1,000,000	936,600
Hestia Re	2/27/2025	1,500,000	1,478,400
Hestia Re	2/27/2025	2,000,000	1,997,400
Hypatia Re	3/27/2023	350,000	365,330
Integrity Re	3/1/2024	1,000,000	1,008,800
Integrity Re	3/1/2024	1,000,000	984,000
Integrity Re	2/21/2025	1,000,000	1,003,100
Integrity Re	2/21/2025	500,000	501,750
Integrity Re	2/21/2025	1,000,000	1,000,700
Integrity Re	2/21/2025	1,000,000	1,001,200
Integrity Re	2/21/2025	2,250,000	2,257,200
Integrity Re	2/21/2025	1,250,000	1,247,250
International Bank for Reconstruction & Development	3/17/2023	750,000	758,625
International Bank for Reconstruction & Development	4/3/2024	1,000,000	1,027,400
International Bank for Reconstruction & Development	4/3/2024	1,977,357	2,045,000
International Bank for Reconstruction & Development	4/3/2024	500,000	508,950
Kendall Re	4/22/2024	2,000,000	2,100,000
Kendall Re	4/22/2024	750,000	774,675
Kilimanjaro II Re	6/24/2024	1,500,000	1,582,050
Kingston Heath Re 2025	1/30/2025	4,900,701	5,549,190
Lightning Re	3/20/2023	3,543,121	3,573,150
Lindrick Re 2018	6/21/2018	—	—
Pioneer ILS Interval Fund | 7/31/2510

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	6/26/2019	$1,904,106	$97,758
Mangrove Risk Solutions	6/25/2025	2,262,679	2,309,951
Marlon Re	5/24/2024	1,000,000	1,044,800
Matterhorn Re	1/29/2020	2,345,320	2,088,977
Matterhorn Re	12/15/2021	250,000	242,550
Merion Re 2022-2	3/1/2022	26,020,302	24,373,493
Merion Re 2025-1	1/16/2025	10,862,238	11,799,257
Merion Re 2025-2	6/27/2025	7,404,717	7,657,759
Merna Re Companywide	5/14/2025	2,000,000	2,055,400
Merna Re Enterprise	5/14/2025	1,000,000	1,001,100
Merna Re II	4/5/2023	1,000,000	1,017,700
Merna Re II	5/8/2024	1,500,000	1,543,050
Merna Re II	5/8/2024	500,000	511,200
Merna Re II	5/8/2024	3,000,000	3,009,000
Merna Re II	5/14/2025	1,000,000	1,001,600
MetroCat Re	2/21/2024	4,285,939	4,240,650
Mona Lisa Re	12/30/2022	2,000,000	2,034,000
Mystic Re	4/17/2024	2,498,977	2,613,750
Northshore Re II	3/14/2025	5,000,000	5,005,000
Ocelot Re	2/14/2025	3,000,000	3,021,300
Old Head Re 2025	12/24/2024	10,639,689	12,098,985
Palm Re	4/4/2024	2,500,000	2,551,500
Pangaea Re 2024-3	7/26/2024	20,650,000	22,431,807
Pangaea Re 2025-1	1/16/2025	20,278,483	20,839,350
Pangaea Re 2025-3	7/25/2025	1,312,189	1,338,433
Phoenix 3 Re	12/21/2020	1,980,260	3,115,642
PI0047 2024-1	1/26/2024	45,897,658	50,125,852
PI0047 Re 2025	6/27/2025	3,825,988	3,861,650
Pine Valley Re 2025	1/7/2025	2,155,142	2,357,150
Portsalon Re 2021	8/3/2021	—	193,780
Portsalon Re 2022	7/20/2022	592,729	673,950
Puerto Rico Parametric Re	6/14/2024	250,000	252,825
Purple Re	5/6/2025	3,000,000	3,081,600
Purple Re	5/6/2025	2,000,000	2,011,600
Ramble Re	2/26/2024	2,000,000	2,002,200
Riviera Re 2018-2	4/10/2018	2,851,779	443,371
Rosapenna Re 2025	7/8/2025	15,230,672	15,699,511
Sanders Re	1/16/2024	1,975,000	2,045,310
Sanders Re	12/10/2024	1,250,166	1,255,750
Sanders Re	1/17/2025	250,387	247,225
Sanders Re III	3/24/2023	250,000	254,400
Sector Re V	12/4/2023	—	433,406
Sector Re V	12/29/2023	—	224,827
Sector Re V	12/31/2024	24,000,000	26,259,884
Sussex Re 2022	1/27/2022	—	—
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	396,000
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	452,162
11Pioneer ILS Interval Fund | 7/31/25

Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2024	2/2/2024	$—	$347,114
Thopas Re 2025	1/10/2025	48,350,000	47,257,290
Torrey Pines Re	4/25/2025	2,750,000	2,764,300
Torrey Pines Re	4/25/2025	2,250,000	2,266,650
Torricelli Re 2021	7/1/2021	—	45,143
Torricelli Re 2022	7/26/2022	—	—
Torricelli Re 2023	7/26/2023	—	280,800
Torricelli Re 2024	7/25/2024	—	1,995,825
Ursa Re	2/10/2025	1,000,000	1,007,800
Veraison Re	1/30/2024	1,500,000	1,528,350
Viribus Re 2018	12/22/2017	456,152	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	12/30/2019	1,667,280	539,087
Viribus Re 2022	4/11/2022	—	123,661
Viribus Re 2023	2/2/2023	—	539,125
Viribus Re 2024	3/19/2024	—	819,375
Walton Health Re 2019	7/18/2019	—	11,084
Walton Health Re 2022	7/13/2022	—	721,350
Total Restricted Securities			$686,835,933
% of Net assets			99.8%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$673,950	$673,950
Multiperil – U.S.	—	—	54,430,873	54,430,873
Multiperil – U.S. & Canada	—	—	8,962,571	8,962,571
Multiperil – Worldwide	—	—	88,507,259	88,507,259
Winterstorm – Florida	—	—	2,309,951	2,309,951
Reinsurance Sidecars
Multiperil – U.S.	—	—	22,361,350	22,361,350
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	359,537,817	359,537,817
Pioneer ILS Interval Fund | 7/31/2512

Schedule of Investments  |  7/31/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$150,052,162	$—	$150,052,162
Open-End Fund	1,716,975	—	—	1,716,975
Total Investments in Securities	$1,716,975	$150,052,162	$536,783,771	$688,552,908
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/24	$552,088,845
Realized gain (loss)	(11,600,149)
Changed in unrealized appreciation (depreciation)	(24,181,837)
Return of capital	(211,822,087)
Purchases	415,185,747
Sales	(182,886,748)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 7/31/25	$536,783,771
*	Transfers are calculated on the beginning of period values. During the period ended July 31, 2025, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2025:	$(1,194,843)
13Pioneer ILS Interval Fund | 7/31/25